DEPOSITS (Details Textual) $ in Thousands	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($)
Banking and Thrift [Abstract]
Number of domestic offices | Number	19
Deposit accounts overdraft	$ 223	$ 152
Interest-bearing time deposits	$ 47,100	$ 53,300